14. Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule of accrued interest payable

	September 30, 2018	December 31, 2017
Accrued interest payable - Mr. Gibbs	$299,811	$221,103
Accrued interest payable - Mr. Power	58,281	16,562
Accrued interest payable - Dr. Carson	3,042	986

	$361,134	$238,651

We borrowed and repaid non-interest bearing advances from/to related parties as follows:

	Nine Months Ended September 30, 2018
	Advances	Repayments/Conversion
Mr. Power	$116,185	$71,037
Mr. Carson	–	8,100
Totals	$116,185	$79,137

	Year Ended December 31, 2017
	Advances	Repayments
Mr. Power	$26,050	$26,050
Mr. Carson	8,100	–
Totals	$34,150	$26,050

Advances payable - related parties

	Nine Months Ended September 30, 2018
	Advances	Repayments/Conversion
Mr. Power	$116,185	$71,037
Mr. Carson	–	8,100
Totals	$116,185	$79,137

	Year Ended December 31, 2017
	Advances	Repayments
Mr. Power	$26,050	$26,050
Mr. Carson	8,100	–
Totals	$34,150	$26,050